Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Trade receivables, other than related parties	$ 906	$ 1,002
Other receivables	307	255
Unbilled accounts receivable	38	33	$ 24
Receivables from government grants	133	66
Receivables from related parties (Note 28. Related Party Disclosures)	9	12
Other current financial assets	13	52
Total	1,406	1,420
Non-current:
Advances to suppliers	180	213
Receivables from government grants	124	106
Other	47	24
Total	$ 351	$ 343